Advances from Customers (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Senior Care Services [Member]
Advances from Customers (Details) [Line Items]
Advances from customers	$ 1,950,352	$ 1,769,289
Housekeeping Services [Member]
Advances from Customers (Details) [Line Items]
Advances from customers	$ 263,495	$ 481,783